Right-of-Use Assets - Summary of Depreciation Disclosed in Consolidated Statement of Profit or Loss and Other Comprehensive Income (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortisation expense	$ 1,156,992	$ 1,109,412	$ 1,700,878